CAPITAL ASSETS (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Capital assets [Line Items]
Beginning balance	CAD 3,433,245
Ending balance	3,337,965	CAD 3,433,245
Property, plant and equipment	3,337,965	3,433,245
Capital assets [Member]
Disclosure of Capital assets [Line Items]
Beginning balance	3,433,245	3,467,369
Additions	290,593	241,545
Transfers from exploration and evaluation assets	8,187	0
Property acquisitions	25,390	189,853
Changes in asset retirement obligations	(48,187)	149,492
Depletion and depreciation	(479,698)	(491,508)
Recognition of finance lease asset	0	960
Impairment	0	(14,762)
Foreign exchange	108,435	(109,704)
Ending balance	3,337,965	3,433,245
Property, plant and equipment	3,337,965	3,467,369
Capital assets [Member] | Gross carrying amount [member]
Disclosure of Capital assets [Line Items]
Beginning balance	6,256,485
Ending balance	6,539,052	6,256,485
Property, plant and equipment	6,539,052	6,256,485
Capital assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of Capital assets [Line Items]
Beginning balance	(2,823,240)
Ending balance	(3,201,087)	(2,823,240)
Property, plant and equipment	CAD (3,201,087)	CAD (2,823,240)